Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Accounting estimates and judgments
3	Accounting estimates and judgments
The Entity makes estimates and assumptions concerning the future, based on historical experience and other factors, including expectations of future events. The resulting accounting estimates will, by definition, seldom equal the related actual results.

The main estimations and assumptions made by the Entity are included as follows:

•	Allowance of expected credit losses of accounts receivable.

•	Provision for profit sharing.

•	Consolidation of subsidiaries.

•	Fair value measurement of financial assets.

•	Fair value measurement of retirement plans liabilities.

•	Provision for contingent liabilities.

•	Impairment for goodwill and other intangible assets.

•	Fair value measurement of contingent consideration.

•	Fair value of share-based payments.

•	Financial evaluation of compound instruments.

•	Estimated useful lives for fixed and intangible assets.

•	Purchase price allocation on business combinations.

•	Estimative and assumptions related to lease contracts, including variable considerations, evaluation of implicit interest rate and extensions options.